Stockholders' Equity	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

10. STOCKHOLDERS’ EQUITY

Preferred stock

As of March 31, 2020, and December 31, 2019, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of March 31, 2020, and December 31, 2019, there were 1,000,000,000 common stocks authorized, 376,275,500 were issued and outstanding.

There were no stock options, warrants or other potentially dilutive securities outstanding as of March 31, 2020 and December 31, 2019.

9. STOCKHOLDERS’ EQUITY

Preferred stock

As of December 31, 2019, June 30, 2019 and December 31, 2018, there were 200,000,000 preferred shares authorized but none were issued and outstanding.

Common stock

As of December 31, 2019, June 30, 2019 and December 31, 2018, there were 376,275,500 of common stocks issued and outstanding.

There were no stock options, warrants or other potentially dilutive securities outstanding as of December 31, 2019, June 30, 2019 and December 31, 2018.